Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
Accrued payroll	$12,174	$18,525
Deferred R&D credits	4,433	5,053
Rebates and customer advances	1,241	1,242
Interest payable	2,640	4,006
Accrued duty, freight and related expenses	5,745	4,005
Royalties	1,072	2,471
Value added tax payables	953	1,751
Other accrued expenses and liabilities	8,985	8,336
	$37,243	$45,389
Deferred R&D credits represent future offsets to research and development expense in the consolidated statement of operations. These credits were generated through the Company's participation in the U.K. Research and Development Expenditure Credit (RDEC) program.
As of June 30, 2024, accrued payroll includes $1,973 and other accrued expenses and liabilities include $478 out of an aggregate of $7,352 that will be paid in cash as a one-time retention payment to certain officers, directors and employees of the Company in January 2025. There was no comparable balance as of December 31, 2023.